Accounts Receivable, Net (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts Receivable, Net (Textual)
Provision for doubtful accounts	$ (68,359)	$ 444,480	$ 142,781
Recovery for doubtful accounts	$ 68,359